Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED April 30, 2011

Under the heading entitled, “Who Manages and Provides Services the Fund?,” please delete the reference to John Leibee in the “Portfolio Manager Information” sub-section.

June 28, 2011

Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450900 (6/11)